ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Options
Antidilutive Securities	2,362,390	1,605,758	676,304	349,368
Stock Awards
Antidilutive Securities	234,100	866,500	221,600	342,837
Warrants | Common Shares
Antidilutive Securities	6,682,359	3,653,443	1,461,377	188,376
Convertible Notes
Antidilutive Securities		1,845,703	730,077	0
Convertible Preferred Stock
Antidilutive Securities	86,000	16,550,275	6,620,110	6,646,500
Total [Member]
Antidilutive Securities	9,364,849	24,521,679	9,709,468	7,527,081